SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund

December 31, 2023 (Unaudited)
Shares		Value
Common Stocks — 98.33%
Australia — 8.61%
13,219	BHP Group Ltd.	$451,622
2,892	CSL Ltd.	563,793
1,925	Domino’s Pizza Enterprises Ltd.	77,276
589	Flutter Entertainment Plc*	104,548
2,361	Macquarie Group Ltd.	295,554
3,167	Rio Tinto Plc	235,565
24,382	Santos Ltd.	126,774
2,186	WiseTech Global Ltd.	112,043
		1,967,175
China — 1.48%
79,800	Budweiser Brewing Co. APAC Ltd.(a)	149,601
5,000	Tencent Holdings Ltd.	188,775
		338,376
Denmark — 5.40%
466	Chr Hansen Holding A/S	39,082
9,770	Novo Nordisk A/S, Class B	1,012,477
3,304	Novozymes A/S, Class B	181,632
		1,233,191
Finland — 2.08%
10,863	Sampo Oyj, Class A	475,933

France — 9.77%
3,112	EssilorLuxottica SA	624,886
849	LVMH Moet Hennessy Louis Vuitton SE	689,844
2,098	Schneider Electric SE	422,340
7,283	TotalEnergies SE	495,237
		2,232,307
Germany — 2.44%
698	Deutsche Boerse AG	143,742
1,014	Linde Plc	412,496
		556,238
Hong Kong — 1.20%
31,600	AIA Group Ltd.	275,011

Ireland — 4.07%
20,123	Bank of Ireland Group Plc	182,686
4,207	CRH Plc	289,523
3,428	Ryanair Holdings Plc, ADR*	457,158
		929,367
Japan — 19.89%
8,200	Ajinomoto Co., Inc.	315,649

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
6,800	Daiichi Sankyo Co. Ltd.	$186,162
7,700	Hitachi Ltd.	553,859
1,700	Hoya Corp.	211,717
32,900	Inpex Corp.	440,259
950	Keyence Corp.	417,389
32,100	Mitsubishi Corp.	511,329
89,800	Mitsubishi UFJ Financial Group, Inc.	770,676
3,600	Nintendo Co. Ltd.	187,322
3,500	Sony Group Corp.	331,215
24,800	Tokio Marine Holdings, Inc.	617,545
		4,543,122
Netherlands — 8.13%
933	ASML Holding NV	704,310
4,947	Heineken NV	502,613
31,337	ING Groep NV	469,884
4,551	NN Group NV	179,859
		1,856,666
Norway — 2.54%
6,842	Aker BP ASA	198,744
12,998	DNB Bank ASA	276,353
8,399	Nordic Semiconductor ASA*	103,904
		579,001
Spain — 0.95%
3,021	Amadeus IT Group SA	216,973

Sweden — 3.65%
11,384	Assa Abloy AB, Class B	328,078
13,830	Atlas Copco AB, Class A	238,306
22,297	Hexagon AB, Class B	267,816
		834,200
Switzerland — 7.61%
3,494	Nestle SA	405,024
1,971	Roche Holding AG	572,957
613	Sika AG	199,885
18,008	UBS Group AG	559,357
		1,737,223
Taiwan — 2.52%
30,000	Taiwan Semiconductor Manufacturing Co. Ltd.	575,147

United Kingdom — 17.99%
6,363	Ashtead Group Plc	442,274
2,577	AstraZeneca Plc	347,611
47,553	Barratt Developments Plc	340,647
29,283	BP Plc	173,592

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
5,949	British American Tobacco Plc	$174,063
1,500	Coca-Cola Europacific Partners Plc	100,110
3,680	DCC Plc	270,778
11,435	Diageo Plc	415,035
5,263	Experian Plc	214,706
2,763	Fevertree Drinks Plc	36,941
5,399	London Stock Exchange Group Plc	638,224
9,831	RELX Plc	389,519
28,701	Schroders Plc	156,930
8,414	Unilever Plc	407,330
		4,107,760
Total Common Stocks		22,457,690
(Cost $19,767,833)
Investment Company — 1.59%
363,874	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (b)	363,874
Total Investment Company		363,874
(Cost $363,874)
Total Investments		$22,821,564
(Cost $20,131,707) — 99.92%
Other assets in excess of liabilities — 0.08%		17,259
NET ASSETS — 100.00%		$22,838,823

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	22.06%
Industrials	16.77%
Health Care	15.41%
Consumer Staples	10.96%
Information Technology	9.55%
Materials	7.94%
Consumer Discretionary	7.71%
Energy	6.28%
Communication Services	1.65%
Other*	1.67%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.